Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

February 20, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Short Duration Municipal Income Fund (the “Fund”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 248 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on March 1, 2014, for the purpose of making various updates, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8267 with any questions relating to the filing.

Sincerely,

/s/ Barry Hurwitz

Barry Hurwitz